SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Transferred at Point in Time [Member] | Consultancy Services [Member]
Product Information [Line Items]
Revenues	$ 660,000	$ 0	$ 0
Transferred at Point in Time [Member] | Commission For Software Sales [Member]
Product Information [Line Items]
Revenues	394,930	0	0
Transferred at Point in Time [Member] | Software Solutions And Sales [Member]
Product Information [Line Items]
Revenues	105,128	7,000	0
Transferred over Time [Member] | Tourism Programs [Member]
Product Information [Line Items]
Revenues	$ 0	$ 34,055	$ 16,000